Stockholders' Deficit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Temporary Equity [Line Items]
Schedule of Common Shares Reserved for Issuance
At December 31, 2012, the Company had reserved a total of 18,659,401 of its authorized 303,500,000 shares of common stock for future issuance as follows:

For conversion of Series A, Series B, Series B-1 and Series C redeemable convertible preferred stock	13,375,171
Outstanding stock options	2,202,712
Outstanding stock warrants	1,913,675
Possible future issuance under stock option plans	1,167,843
Total common shares reserved for future issuance	18,659,401

Summary of Issuances of Redeemable Convertible Preferred Stock
The following table summarizes the issuances of redeemable convertible preferred stock prior to the IPO:

Name	Original Issue Price per Share	Number of Shares Outstanding Prior to IPO	Conversion Price per Share
Series A	$0.20	93,966,024	$3.20
Series B	$0.44	40,641,227	$7.04
Series B-1	$0.53	5,660,378	$8.48
Series C	$0.69	74,156,709	$10.96

The following table summarizes the issuances of redeemable convertible preferred stock:

Issue Date	Name	Price per Share	Number of Shares	Conversion Price per Share
December 2003	Series A	$0.20	93,726,013	$3.20
April 2005	Series B	$0.44	40,641,227	$7.04
April 2006	Series B-1	$0.53	5,660,378	$8.48
April 2007	Series C	$0.69	43,795,620	$10.96
September 2008	Series C	$0.69	30,084,731	$10.96

Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Summary of Issuances of Redeemable Convertible Preferred Stock
The following table presents a summary of activity for the Preferred Stock for the nine months ended September 30, 2013 (in thousands):

	Redeemable Convertible Preferred Stock
	Series A	Series B	Series B-1	Series C	Total
Balance, December 31, 2012	$18,887	$18,000	$3,000	$50,608	$90,495
Cashless exercise of warrants	166	—	—	489	655
Conversion of Preferred Stock into common stock	(19,053)	(18,000)	(3,000)	(51,097)	(91,150)
Balance, September 30, 2013	$—	$—	$—	$—	$—

The following table presents a summary of activity for the Preferred Stock issued and outstanding for the years ended December 31, 2010, 2011, and 2012 (in thousands):

	Redeemable Convertible Preferred Stock
	Series A	Series B	Series B-1	Series C	Total Amount
Balance, January 1, 2010	$18,794	$17,980	$2,996	$50,541	$90,311
Accretion of issuance costs on redeemable convertible preferred stock	11	9	2	30	52
Balance, December 31, 2010	18,805	17,989	2,998	50,571	90,363
Accretion of issuance costs on redeemable convertible preferred stock	11	8	1	30	50
Balance, December 31, 2011	18,816	17,997	2,999	50,601	90,413
Cashless exercise of Series A warrant	67	—	—	—	67
Accretion of issuance costs on redeemable convertible preferred stock	4	3	1	7	15
Balance, December 31, 2012	$18,887	$18,000	$3,000	$50,608	$90,495